COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 07, 2007 USD ($)	Dec. 31, 2013 Premises [Member] USD ($)	Dec. 31, 2012 Premises [Member] USD ($)	Dec. 31, 2011 Premises [Member] USD ($)	Dec. 31, 2013 Vehicles [Member] USD ($)	Dec. 31, 2012 Vehicles [Member] USD ($)	Dec. 31, 2011 Vehicles [Member] USD ($)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty percentage												3.00%	5.00%
Maximum percentage of grants received	100.00%	100.00%
Royalty expenses				$ 17
Royalty percentage, increase in export sales	4.00%	4.00%
Possible delinquent royalties					480
Possible delinquent royalties, allowance	90
Royalty payable	743
Periodic installment of debt		36
Lease Type [Line Items]
Lease deposits	7		22			27			8
Rent expenses						$ 87	$ 92	$ 92	$ 109	$ 87	$ 83
Lease expiration date						Jan. 01, 2018
Lease expiration date, minimum									Jan. 01, 2014
Lease expiration date, maximum									Jan. 01, 2016
Extended option term						4 years